Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 8,107	$ 3,087	$ 2,477
Other comprehensive income (loss):
Unrealized gains (losses) on available for sale securities	5,055	2,584	(758)
Related tax effect	(1,163)	(595)	171
Reclassification of (gains) losses recognized in net income	(71)	35
Related tax effect	16	(7)
Total other comprehensive income (loss)	3,837	2,017	(587)
Comprehensive income	11,944	5,104	1,890
Less: Comprehensive income attributable to noncontrolling interest	(567)	(564)	(570)
Comprehensive income attributable to Uwharrie Capital Corp	$ 11,377	$ 4,540	$ 1,320